Other financial liabilities (debt) - Amounts recognized in profit (Details) - Sociedad Minera El Brocal S.A.A - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Financial Liabilities debt [Line Items]
Expenses related to variable lease payments, low-value and short-term leases	$ 19,775	$ 17,755
Depreciation charge of right-of-use assets (see Note 7(b) and 15)	11,152	11,117
Interest expense on lease liabilities (see Note 18)	3,320	3,685
Amounts recognized in profit or loss	$ 34,247	$ 32,557